Risk management (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 COP ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate	$ 2,984.00		$ 3,000.71		$ 3,149.47
Financial instruments designated as hedging instruments, at fair value		$ 8,532					$ 10,512
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 99,971,000,000		42,865,000,000
Maximum percentage of cash investment held in portfolio, non current	1.00%	1.00%
Liquidity Surplus Used for Prepayment of borrowings		$ 2,400
Notional amount						$ 1,925
Net short position contracts		325		$ 323
Other comprehensive gains losses on hedges of derivative instruments net of tax	$ 35,769,000,000		$ 33,869,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial instruments designated as hedging instruments, at fair value		5,200					$ 5,200
Foreign Currency Commercial Loans Six [Member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount						$ 1,925
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		8,532
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		91
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		$ 1,699
Floating interest rate [member]
Disclosure of detailed information about financial risk management [Line Items]
Borrowings, interest rate		19.00%	31.00%				31.00%
Peso portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio	10.00%	10.00%
U.S. dollor portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, current	5.00%	5.00%
Commodity price risk [member]
Disclosure of detailed information about financial risk management [Line Items]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position			$ 3,181,000,000		$ 4,141,000,000
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The Increase Decrease In Foreign exchange Rate	3.30%	3.30%	11.20%	11.20%	37.30%